Note 16 - Business Acquisition (Detail) - Unaudited Proforma Results of Operations for PEC (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net revenue	$ 5,598,458	$ 10,598,220
Net earnings (loss)	$ (940,128)	$ 2,273,989